ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in allowance for doubtful accounts:
Balance at beginning of year	$ 21,397	$ 15,019	$ 12,122
Additional provision charged to expenses	18,649	17,377	13,437
Write-offs	(7,209)	(10,933)	(10,953)
Foreign currency translation adjustments	(1,773)	(66)	413
Balance at end of year	$ 31,064	$ 21,397	$ 15,019